CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019		Mar. 31, 2018
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 407,805	$ 305,076		$ 291,622
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation, depletion, and amortization	197,235	225,921		178,332
Deferred income taxes	9,423	(6,511)		(24,722)
Share-based compensation	23,811	23,965		22,187
Loss on the disposal of property, plant, equipment, and intangibles, net	(174)	924		2,582
Loss (Gain) on Disposition of Business	1,770	(1,370)	[1]	14,547	[1]
Other items	426	(18,397)		32,229
Changes in operating assets and liabilities:
Accounts receivable, net	(17,866)	(48,486)		(37,731)
Inventories, net	(39,067)	(14,617)		(5,178)
Other current assets	3,784	(7,371)		(1,244)
Accounts payable	(2,779)	21,244		563
Accruals and other, net	6,191	59,127		(15,555)
Net cash provided by operating activities	590,559	539,505		457,632
Investing activities:
Purchases of property, plant, equipment, and intangibles, net	(214,516)	(189,715)		(165,457)
Proceeds from the sale of property, plant, equipment, and intangibles	4,156	5,567		2,094
Proceeds from Divestiture of Businesses	439	2,478		8,888
Payments to Acquire Investments	0	(4,955)		0
Investments in businesses, net of cash acquired	(109,814)	(13,313)		(46,271)
Payments for (Proceeds from) Other Investing Activities	0	(13,286)		(3,083)
Net cash used in investing activities	(319,735)	(213,224)		(203,829)
Financing activities:
Repayments of Long-term Debt	0	(85,000)		(222,500)
Proceeds Under Credit Facility, net	(26,500)	(27,087)		29,065
Amortization of Financing Costs	(1,281)	(488)		(2,029)
Payments of Merger Related Costs, Financing Activities	(626)	(1,327)		(2,064)
Repurchases of ordinary shares	(51,241)	(81,494)		(65,485)
Cash dividends paid to common shareholders	(123,034)	(112,503)		(102,929)
Proceeds from Noncontrolling Interests	6,050	0		0
Payments to Noncontrolling Interests	(1,245)	(255)		(1,400)
Proceeds from (Payments for) Other Financing Activities	34,731	13,362		11,158
Net cash (used in) provided by financing activities	(163,146)	(294,792)		(356,184)
Effect of exchange rate changes on cash and cash equivalents	(8,730)	(12,390)		20,997
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	98,948	19,099		(81,384)
Cash and cash equivalents at beginning of period	220,633	201,534		282,918
Cash and cash equivalents at end of period	$ 319,581	$ 220,633		$ 201,534

[1]	For more information regarding our recent acquisitions and divestitures see Note 18 titled, "Business Acquisitions and Divestitures". Amortization of purchased intangible assets fiscal 2019 total includes an impairment charge of $16,249, see Note 3 titled, "Goodwill and Intangible Assets", for more information.